Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	5.33%	5.10%	1.56%	0.04%